Stock Options (Tables)	12 Months Ended
Dec. 31, 2014
Assumptions Used in Estimating Fair Value of Options Granted to Directors

The following assumptions were used in estimating the fair value of the options granted in 2012. No options were granted in 2014 or 2013 therefore no calculations were required in 2014 or 2013 to determine fair values.

DIRECTORS

Assumption	2012
Dividend yield	4.7%
Risk-free interest rate	0.78%
Expected life	8.2 years
Expected volatility	78.29%
Calculated value per option	$8.88
Forfeitures	0%

Summary of Status of Plans

Following is a summary of the status of the plans for the years ending December 31, 2014, 2013 and 2012:

	Directors’ Plan		Employees’ Plan
	Number of Shares	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price
Outstanding at January 1, 2012	102,000	$21.00	135,500	$19.96
Granted	13,500	18.76	—	—
Exercised	(3,000)	15.00	(14,500)	14.65
Expired	(1,500)	15.00	(13,000)	18.09

Outstanding at December 31, 2012	111,000	$20.97	108,000	$20.90

Granted	—	—	—	—
Exercised	(3,000)	16.40	(7,000)	14.91
Expired	(4,500)	16.40	(19,000)	18.11

Outstanding at December 31, 2013	103,500	$21.30	82,000	$22.06

Granted	—	—	—	—
Exercised	—	—	—	—
Expired	(7,500)	22.25	(35,500)	21.95

Outstanding at December 31, 2014	96,000	$21.23	46,500	$22.14

Options exercisable at:
December 31, 2014	96,000	$21.23	46,500	$22.14

Weighted average fair value of Options granted during years ended
December 31, 2012		$8.88		$—

December 31, 2013		$—		$—

December 31, 2014		$—		$—

Outstanding Stock Options Granted in Relation to Option Price and Weighted Average Maturity

The following table presents the outstanding stock options granted in relation to the option price and the weighted average maturity.

	Options	Weighted	Weighted Average
Range of Exercise Prices	Outstanding	Average Price	Life Remaining
$15.01 to $20.00	36,000	18.79	4 years, 1 month
$20.01 to $22.50	61,000	21.16	2 years, 8 months
$22.51 and above	45,500	24.18	2 years, 6 months

Total	142,500	$21.53	2 years, 11 months